Cover	May 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2022
Entity File Number	000-55450
Entity Registrant Name	Medicine Man Technologies, Inc.
Entity Central Index Key	0001622879
Entity Tax Identification Number	46-5289499
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4880 Havana Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80239
City Area Code	(303)
Local Phone Number	371-0387
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true